January 11, 2003


Management Discussion and Analysis

	In the six months ending December 31, 2002 the Fund shares advanced 11.37% versus the S&P 500 Index declining 11.11% for the same period.

	The major contributors were our U.S. Government zero-coupon bonds and the convertible bonds in the portfolio. The preferred stock holdings declined significantly in the period, but their high dividend yields softened the blow. The common stock holdings were overall unchanged in the period. We anticipate the markets volatility to remain high, so our more diversified portfolio (stocks and bonds) offers some balance.

	At the end of the period the Fund had 37% in common and preferred stocks, 31% in long zero-coupon U.S. Treasury bonds, 30% in convertible and high yield bonds, and about 2% in cash.

	We are still finding opportunities in convertible bonds, which provide good yields, some downside protection and an opportunity for capital appreciation. The U.S. Government zero coupon bonds also provide a possibility for capital appreciation if interest rates decline and or there is a large decline in general stock prices, which we believe is still possible.

	We are of the opinion that the prospects for the economy or stock prices are muted at best, and that the better risk adjusted opportunities for capital appreciation continue to be in bonds.
The convertible preferred stocks and high yield corporate debt offer us a good current return if our forecasts of slow to no growth prove correct. We are always on the lookout for attractively priced common stocks and will invest whenever a special situation arises.


	Shareholders are invited to use the toll-free number (800) 347-8607 to obtain any Fund information.


			Sincerely,

				Robert B. Bruce


	BRUCE FUND, INC.
	BALANCE SHEET
	DECEMBER 31, 2002
	(Unaudited)

ASSETS
	Investments, at Market Value (Cost $3,264,437)	$3,999,228
	Cash		   77,307
	Dividends Receivable	  3,876
	Interest Receivable	52,597

		TOTAL ASSETS	$4,133,008

LIABILITIES
	Accrued Expenses	  $    21,410
	Dividend Payable	4,204

		TOTAL LIABILITIES	$    25,614

CAPITAL
	Capital Stock (28,417 Shares of $1 Par Value
	  Capital Stock Issued and Outstanding; 200,000
	  Shares Authorized)	$      28,417
	Paid-in Surplus	3,277,550
	Accumulated Undistributed Net Investment Income	16,179
	Accumulated Net Realized Gains on Investments	50,458
	Net Unrealized Appreciation on Investments	734,790

		TOTAL CAPITAL (NET ASSETS)	$4,107,394

		     TOTAL LIABILITIES AND CAPITAL	$4,133,008

NET ASSET VALUE (Capital) Per Share	$   144.54

The accompanying notes to financial statements are an integral part of this statement.


	BRUCE FUND, INC.
	STATEMENT OF OPERATIONS
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2002

INVESTMENT INCOME
	Dividends	$      17,877
	Interest		104,104
				$ 121,981
EXPENSES
	Management Fees	$ 18,895
	Custodian/Security Transaction	  1,116
	Directors	102
	Transfer Agent Fees	744
	Legal Fees	  372
	Audit and Accounting Fees	5,208
	Insurance	512
	Printing
	372

		Total Expenses		27,321

		NET INVESTMENT INCOME		   94,660

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net Realized Losses on Investments                            (3,546)
   Net Change in Unrealized Appreciation on Investments 341,712

	NET GAIN ON INVESTMENTS		338,166

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS		$ 432,826


The accompanying notes to financial statements are an integral part of this statement.


 	BRUCE FUND, INC.
	NOTES TO FINANCIAL STATEMENTS
	December 31, 2002



NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

	The financial statements of Bruce Fund, Inc. (the "Fund") have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

	A description of the significant accounting policies follows:

	1.	Portfolio valuation:  Market value of investments
is based on the last sales price reported on each valuation date. If there were no reported sales on that day, the investments are valued using the mean of the closing bid and asked quotations obtained from published sources. NASDAQ and unlisted securities for which quotations are available are valued at the closing bid price.

	2.	Securities transactions and investment income:
Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are accreted into
income using the effective interest method.   Realized gains
or losses from securities transactions are recorded on the specific identification method for both book and tax purposes. At December 31, 2002, the cost of investments held was $3,264,438 for both financial reporting and federal income tax purposes. At December 31, 2002, gross unrealized appreciation on investments was $1,131,884 and gross unrealized depreciation on investments was $(397,094) for both financial reporting and federal income tax purposes.

NOTE B - CAPITAL STOCK:

	During the six months ended December 31, 2002, 226 shares were redeemed; 120 shares were issued and 3,071 shares were issued through dividend reinvestment.

 NOTE C - PURCHASES AND SALES OF SECURITIES:

	During the six months ended December 31, 2002, purchases and sales of securities with original maturities of greater than one year were $316,150 and $239,250 respectively.


NOTE D - RELATED PARTIES

	Bruce and Company, an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice. In addition it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). During 2002 the investment adviser also voluntarily absorbed certain transfer agent expenses of the Fund that the investment adviser felt exceeded the amount that would have been charged
to the Fund, based on its size.   Compensation to Bruce and
Company for its services under the Investment Advisory Contract is paid monthly based on the following:

	   Annual Percentage Fee    		Applied to
Average Net Assets of Fund
			             1.0%
Up to $20,000,000; plus
		               0.6%
$20,000,000 to $100,000,000; plus
		               0.5%
over $100,000,000.

	As of December 31, 2002, Robert B. Bruce owned 11,857 shares and R. Jeffrey Bruce owned 1,650 shares. Robert B. Bruce is a director of the Fund; both Robert B. Bruce and
R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the investment advisor, Bruce and Company.

NOTE E - TAXES:

	The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies, and personal holding companies.

NOTE F - DIVIDEND DISTRIBUTION:

	During December 2002, the Fund announced a dividend from net investment income of $5.30 per share, aggregating $134,177 and a long-term capital gain distribution of $12.40 per share aggregating $313,925. These distributions were payable December 31, 2002 to shareholders of record on December 30, 2002.




	BRUCE FUND, INC.







	REPORT TO SHAREHOLDERS

	_______________________

	Six Months Ended
	December 31, 2002






BRUCE FUND, INC.
20 North Wacker Drive
Suite 2414
Chicago, Illinois 60606
(312) 236-9160


	BRUCE FUND, INC.
	STATEMENT OF CHANGES IN NET ASSETS
	FOR THE SIX MONTHS ENDED DECEMBER 31, 2002

				      2002
OPERATIONS
	Net Investment Income		$    94,660
	Net Realized Losses on Investments		(3,546)
	Net Change in Unrealized Appreciation
	  on Investments		341,712
	Net Increase in Net Assets
	   Resulting from Operations
$   432,826


DISTRIBUTIONS TO SHAREHOLDERS
	Distributions from Net Investment Income		$  (134,177)

	Distributions from Net Capital Gains		  (313,925)
	Decrease in Net Assets Resulting from
	     Distributions to Shareholders		$(448,102)

CAPITAL STOCK TRANSACTIONS
	Proceeds from Shares Issued		$    17,500
	Increase from Shares Issued in Reinvested
	  Distributions		443,898
	Cost of Shares Redeemed		(41,817)
	Increase in Net Assets Resulting from
	    Capital Stock Transactions		$    419,581

TOTAL INCREASE (DECREASE)		$   404,305

NET ASSETS
	Beginning of Fiscal Year		3,703,089
	End of Period (including accumulated undistributed
	  net investment income of $16,179)		$4,107,394




The accompanying notes to financial statements are an integral part of these statements.









  BRUCE FUND
OFFICERS AND
  DIRECTORS


Robert B. Bruce
President and Treasurer


R. Jeffrey Bruce
Vice President and Secretary


John R. Nixon
Director


W. Martin Johnson
Director


Investment Adviser
	Bruce and Co., Inc.
	Chicago, Illinois


Custodian
	Fifth Third Bank
	Cincinnati, Ohio


Transfer Agent
	Unified Advisers, Inc.
	Indianapolis, Indiana


Counsel
	Thomas P. Ward
	Lake Forest, Illinois


Independent Public Accountants
	Grant Thornton LLP
	Chicago, Illinois





				"BRUCE FUND, INC."
			     SCHEDULE OF INVESTEMENTS
				"  December 31, 2002"

COMMON STOCKS (31.56%)
No. of Shares		Issue	      Cost    	Market Value
           Property-Casualty Insurance (1.61%)

700	RLI Corp.			"$6,496"	        "$39,060"
"302,500"*Gainsco			"93,375"   	"27,225"
           Pharmacuetical/Drug Delivery (6.88%)

"13,600"	*Atrix Labs		"113,931"        "208,624"
"30,000"	*Elan		              "62,678"	          "73,800"
	Life Science Products (1.34%)
"5,000"	*Serologicals		"20,725"    	"55,000"
	Health Services (12.23%)
"10,071"	*Assisted Living		"60,771"	            "30,717"

"103,000"*Health Grades		"13,325"	            "3,090"
"25,000"	*America Service Group	"138,994"           422,500"
"20,000"	*Radiologix		"42,400"	           "46,200"
	Energy Services (5.45%)
"24,000"	"*Team, Inc."		"64,920"	        "186,000"
"5,000"	*Alleghany Energy		"36,500"	          "37,800"

	Misc. Services (4.05%)
"18,600"	*Amerco			"127,663           "82,212"
"40,000"	*Rural Metro		"75,938"	         "84,000"
	Total Common Stocks	"857,716"      1,296,228"
PREFERRED STOCK (4.13%)
	Utility Services (4.13%)
"6,000"	AES Convt. C 6.75%	"167,655"        "90,000"
"6,000"	Calpine 5.0% due 8-1-05	"161,050"          "79,500"
	Total Preferred Stocks	"328,705"         "169,500"
BONDS (61.68%)
Principal		Issue			Cost	Market Value
	U.S. Government (32.35%)
"$4,000,000""U.S. Treasury ""Strips""
                    bp due 8-15-2028"		"886,131   "1,050,000
"$1,000,000""U.S. Treasury ""Strips""
                    cpn due 2-15-2027"	              "225,073
"278,750
		Total U.S. Government      "1,111,204"   1,328,750
	Corporate (5.14%)
"$150,000"Rural Metro 7.875% due 3-15-2008	"55,500"	"114,000"

"$200,000"*Elan 0% due 12-14-2018		"59,500"	"97,000"
		Total Corporate Bonds	"115,000""211,000"
	Corporate Convertibles (24.19%)

"$200,000"Res-Care 6.00% due 12-1-2004	"125,750"  "163,000"
"$250,000"Viropharma 6.00% due 3-1-2007	"100,937  "103,750"
"$100,000"Alexion 5.75% due 3-15-2007	"61,125"	  "68,500"
"$200,000"*Adelphia 6.00% due 2-15-2006(flat)	91,750"	  "10,000"

"$100,000"Curagen 6.00% due 2-2-2007	"65,000"    "63,000"
"$400,000"Internet Capital 5.50% due 12-21-2004 "117,000" "162,000"
"$100,000"Sepracor 5.00% due 2-15-2007	63,750"	  "61,500"
"$700,000"Ibasis 5.75% due 3-15-2005	"153,000""  196,000"
"$400,000"Level 3 Comm. 6.00% due 3-15-2010 "73,500"	   "166,000"
		Total Corporate Convertibles	"851,812""$1,131,886"
		Total Bonds		"$2,078,016"	"$2,533,500"

		Total Investments (97.37%)	"$3,264,437"	"$3,999,228"


		"Cash, other assets less liabilities (2.63%)"	"$108,166"


		TOTAL NET ASSETS (100%)		"$4,107,394"

The accompanying notes to financial statements are an integral part of this schedule
*Non-cash income producing